Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	¥ 52,904,617		¥ 41,469,595
Less: allowance of credit losses	9,125,428
Accounts receivable, net	¥ 43,779,189	$ 6,111,339	¥ 41,469,595